SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21527

Cypress Creek Private Strategies Master Fund, L.P.
Name of Registrant

712 W. 34th Street, Suite 201, Austin, Texas 78705
Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of Class of Securities of Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”) to be Redeemed:
Limited partnership interests (“Interests”).
(2)	Date on Which the Securities are to be Redeemed:
The Interests will be redeemed as of March 31, 2022.
(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
The Interests are to be redeemed pursuant to Article 4, Sections 4.5(d) of the Master Fund’s Amended and Restated Agreement of Limited Partnership.
(4)          The principal amount or number of Interests and the basis upon which the securities to be called or redeemed are to be selected:

The Master Fund is the master fund in a master-feeder structure in which Cypress Creek Private Strategies Registered Fund, L.P., the Cypress Creek Private Strategies TEI Fund, L.P. and Cypress Creek Private Strategies Institutional Fund, L.P. (each a “Feeder Fund” and collectively the “Feeder Funds”) serve as feeder funds alongside certain other affiliated funds.

Each Feeder Fund will repurchase outstanding interests of its own limited partners who Endowment Advisers, L.P. (the “Adviser”) determines do not meet a Feeder Fund’s eligibility requirements as of March 31, 2022. The Master Fund will repurchase Interests of the Master Fund from each Feeder Fund in an amount corresponding to the Feeder Fund interests repurchased from investors of a Feeder Fund by the Feeder Fund. Based on capital account balances as of December 31, 2021, the Master Fund intends to repurchase outstanding Interests of the Master Fund having an aggregate estimated net asset value of approximately $2,257,784.94, representing the Master Fund Interests owned by Feeder Funds on behalf of limited partners who the Adviser has determined do not meet the eligibility requirements of a Feeder Fund.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf on this 28th day of February, 2022.

Cypress Creek Private Strategies Master Fund, L.P.
By:	/s/ Benjamin J. Murray
Name: Benjamin J. Murray Title: Principal Financial Officer